Other information about investments - Profit and loss and balance sheet related to the principal joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investments
Non-current assets	€ 93,292	€ 90,269
Total assets	142,606	152,130
Non-current liabilities	51,041	48,075
Total liabilities	88,962	96,900
Net equity	53,644	55,230	€ 44,519	€ 37,493
Book value of the investment	12,630	12,092	5,887
Revenues and other income	94,816	133,687	77,771
Operating profit (loss)	8,257	17,510	12,341
Finance income (expense)	(473)	(925)	(788)
Income (expense) from investments	2,444	5,464	(868)
Profit (loss) before income taxes	10,228	22,049	10,685
Income taxes	(5,368)	(8,088)	(4,845)
Profit (loss)	4,860	13,961	5,840
Other comprehensive income (loss)	(1,551)	1,757	2,051
Total other comprehensive income (loss)	3,309	15,718	7,891
Profit (loss) attributable to Eni	4,771	13,887	€ 5,821
Azule Energy Holdings Ltd
Disclosure of detailed information about investments
Current assets	3,554	3,869
- of which cash and cash equivalent	546	966
Non-current assets	19,976	21,281
Total assets	23,530	25,150
Current liabilities	2,360	2,635
- of which current financial liabilities		159
Non-current liabilities	11,670	12,369
- of which non-current financial liabilities	4,239	4,403
Total liabilities	14,030	15,004
Net equity	€ 9,500	€ 10,146
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 4,750	€ 5,073
Revenues and other income	5,125	2,422
Operating expense	(814)	(956)
Depreciation, amortization and impairments	(2,560)	(1,099)
Operating profit (loss)	1,751	367
Finance income (expense)	(373)	(142)
Income (expense) from investments	332	718
Profit (loss) before income taxes	1,710	943
Income taxes	(404)	(33)
Profit (loss)	1,306	910
Other comprehensive income (loss)	(295)	(516)
Total other comprehensive income (loss)	1,011	394
Profit (loss) attributable to Eni	653	455
Dividends received from the joint venture	€ 829	475
Cardon IV SA
Disclosure of detailed information about investments
Current assets		425
- of which cash and cash equivalent		7
Non-current assets		1,812
Total assets		2,237
Current liabilities		431
- of which current financial liabilities		3
Non-current liabilities		940
- of which non-current financial liabilities		43
Total liabilities		1,371
Net equity		€ 866
Eni's % of the investment	50.00%	50.00%
Book value of the investment		€ 433
Revenues and other income		942
Operating expense		(679)
Depreciation, amortization and impairments		(127)
Operating profit (loss)		136
Profit (loss) before income taxes		(136)
Income taxes		(122)
Profit (loss)	€ (28)	14
Other comprehensive income (loss)	(30)	30
Total other comprehensive income (loss)	€ (58)	44
Profit (loss) attributable to Eni		7
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Eni's % of the investment	35.71%
Profit (loss)	€ 131	(202)
Other comprehensive income (loss)	(35)	72
Total other comprehensive income (loss)	96	(130)
Saipem SpA
Disclosure of detailed information about investments
Current assets	8,104	7,627
- of which cash and cash equivalent	2,136	2,052
Non-current assets	4,737	4,770
Total assets	12,841	12,397
Current liabilities	6,857	6,932
- of which current financial liabilities	97	1,040
Non-current liabilities	3,588	3,352
- of which non-current financial liabilities	2,599	1,993
Total liabilities	10,445	10,284
Net equity	€ 2,396	€ 2,113
Eni's % of the investment	31.20%	31.20%
Book value of the investment	€ 722	€ 645
Revenues and other income	11,898	9,991
Operating expense	(10,967)	(9,455)
Other operating profit (loss)	(5)	7
Depreciation, amortization and impairments	(489)	(445)
Operating profit (loss)	437	98
Finance income (expense)	(167)	(195)
Income (expense) from investments	60	(65)
Profit (loss) before income taxes	330	(162)
Income taxes	(145)	(153)
Profit (loss) - discontinued operations		106
Profit (loss)	185	(209)
Other comprehensive income (loss)	59	24
Total other comprehensive income (loss)	244	(185)
Profit (loss) attributable to Eni	€ 56	(82)
Vårgrønn AS
Disclosure of detailed information about investments
Eni's % of the investment	65.00%
Profit (loss)	€ (77)	(17)
Other comprehensive income (loss)	(39)	(7)
Total other comprehensive income (loss)	(116)	(24)
St. Bernard Renewables Llc
Disclosure of detailed information about investments
Current assets	317
- of which cash and cash equivalent	65
Non-current assets	1,594
Total assets	1,911
Current liabilities	134
Non-current liabilities	119
- of which non-current financial liabilities	119
Total liabilities	253
Net equity	€ 1,658
Eni's % of the investment	50.00%
Book value of the investment	€ 829
Revenues and other income	591
Operating expense	(598)
Other operating profit (loss)	(45)
Depreciation, amortization and impairments	(28)
Operating profit (loss)	(80)
Finance income (expense)	(4)
Profit (loss) before income taxes	(84)
Profit (loss)	(84)
Other comprehensive income (loss)	(22)
Total other comprehensive income (loss)	(106)
Profit (loss) attributable to Eni	(42)
SeaCorridor Srl
Disclosure of detailed information about investments
Current assets	165
- of which cash and cash equivalent	104
Non-current assets	964
Total assets	1,129
Current liabilities	55
Non-current liabilities	16
- of which non-current financial liabilities	1
Total liabilities	71
Net equity	€ 1,058
Eni's % of the investment	50.10%
Book value of the investment	€ 530
Revenues and other income	456
Operating expense	(42)
Depreciation, amortization and impairments	(43)
Operating profit (loss)	371
Finance income (expense)	(3)
Income (expense) from investments	33
Profit (loss) before income taxes	(401)
Income taxes	(303)
Profit (loss)	98
Other comprehensive income (loss)	(8)
Total other comprehensive income (loss)	90
Profit (loss) attributable to Eni	49
Dividends received from the joint venture	95
Other joint ventures
Disclosure of detailed information about investments
Current assets	1,701	741
- of which cash and cash equivalent	551	219
Non-current assets	15,174	13,639
Total assets	16,875	14,380
Current liabilities	2,242	1,764
- of which current financial liabilities	85	1,278
Non-current liabilities	11,671	10,740
- of which non-current financial liabilities	10,140	10,146
Total liabilities	13,913	12,504
Net equity	2,962	1,876
Book value of the investment	1,420	915
Revenues and other income	2,500	526
Operating expense	(1,445)	(463)
Other operating profit (loss)	(2)	25
Depreciation, amortization and impairments	(556)	(258)
Operating profit (loss)	497	(170)
Finance income (expense)	(356)	(167)
Income (expense) from investments	(23)	(4)
Profit (loss) before income taxes	118	(341)
Income taxes	(122)	62
Profit (loss)	(4)	(279)
Other comprehensive income (loss)	(105)	119
Total other comprehensive income (loss)	(109)	(160)
Profit (loss) attributable to Eni	(55)	7
Dividends received from the joint venture	€ 15	€ 8